Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of significant accounting policies [Abstract]
Schedule of Useful Lives for Property, Plant and Equipment
 The following useful lives shown on an average basis are applied across the Group:

Years
Land, roads and buildings	30
Installations, machinery and equipment	5 – 25
Dams	18 – 80
Office furniture, motor vehicles and other equipment	3 – 16
Computer	3
Leasehold improvements (*)	3 – 30

   * The shorter of the lease term and useful life

Schedule of Amortizable Useful Lives for Intangible Assets
The estimated useful lives for current and comparative year are as follows:

•	Concessions	33 years*

•	Customer relationships	1-12 years

•	Software	3-10 years

•	Others	5-27 years

 * The concessions are amortized over the remaining life of the licenses from the date of the business combination.